CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Jun. 24, 2015	Jun. 25, 2014	Jun. 26, 2013
Cash Flows from Operating Activities:
Net income	$ 196,694	$ 154,039	$ 163,359
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	145,242	136,081	131,481
Litigation reserves	0	39,500	0
Restructure charges and other impairments	5,636	8,533	11,425
Deferred income taxes	13,140	(23,041)	(4,793)
Net loss (gain) on disposal of assets	4,523	5,161	(6,905)
Stock-based compensation	14,802	16,074	15,909
(Gain) loss on equity investments	(368)	(328)	851
Other	250	707	363
Changes in assets and liabilities:
Accounts receivable	1,932	(5,372)	5,398
Inventories	475	912	908
Prepaid expenses and other	4,368	1,827	82
Intangibles and other assets	(2,140)	(3,397)	(4,115)
Current income taxes	6,284	14,087	749
Accounts payable	1,117	3,756	(9,339)
Accrued liabilities	(22,595)	14,617	(9,381)
Other liabilities	(749)	(3,314)	(5,304)
Net cash provided by operating activities	368,611	359,842	290,688
Cash Flows from Investing Activities:
Payments for property and equipment	(140,262)	(161,066)	(131,531)
Proceeds from sale of assets	1,950	888	17,157
Payments for purchase of restaurants	0	0	(24,622)
Insurance recoveries	0	0	1,152
Net cash used in investing activities	(138,312)	(160,178)	(137,844)
Cash Flows from Financing Activities:
Borrowings on revolving credit facility	480,750	120,000	110,000
Purchases of treasury stock	(306,255)	(239,597)	(333,384)
Payments on long-term debt	(189,177)	(26,521)	(316,380)
Payments on revolving credit facility	(177,000)	(40,000)	(150,000)
Payments of dividends	(70,832)	(63,395)	(56,343)
Proceeds from issuances of treasury stock	16,259	29,295	41,190
Excess tax benefits from stock-based compensation	15,893	18,872	8,778
Payments for deferred financing costs	(2,501)	0	(5,969)
Proceeds from issuance of long-term debt	0	0	549,528
Net cash used in financing activities	(232,863)	(201,346)	(152,580)
Net change in cash and cash equivalents	(2,564)	(1,682)	264
Cash and cash equivalents at beginning of year	57,685	59,367	59,103
Cash and cash equivalents at end of year	$ 55,121	$ 57,685	$ 59,367